Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition (Tables) [Line Items]
Schedule of fair values of net assets acquired and liabilities assumed
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	20,152,890
Total purchase price for acquisition net of $1,477,065 of cash	$27,988,967

Cheyi BVI [Member]
Acquisition (Tables) [Line Items]
Schedule the revenue and net income
Revenue	$34,078,502
Net income	$3,684,377